Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust II
Prospectus Date	rr_ProspectusDate	Nov. 01, 2022
R2 R3 R4 R5 R6 Shares | JPMorgan Small Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Class/Ticker: R2/JSVZX; R3/JSVPX; R4/JSVQX; R5/JSVRX; R6/JSVUX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(Expenses that you pay each year as a percentage of the valueof your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/23
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/23 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index at the time of purchase. As of September 30, 2022, the market capitalizations of the companies in the Russell 2000® Value Index ranged from $0.51 million to $5.88 billion. In reviewing investment opportunities for the Fund, its adviser uses a value-oriented approach. In implementing its main strategies, the Fund’s equity investments are primarily in common stocks and real estate investment trusts (REITs).Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.Investment Process: In managing the Fund, the adviser employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into portfolios. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund invests. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers may be purchased and retained by the Fund for reasons other than material ESG factors while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Fund may continue to hold the securities if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.For example, the outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including, among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.Smaller Company Risk. Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, the share price changes may be more sudden or erratic than the prices of other securities, especially over the short term.Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of the Fund’s portfolio securities. Certain derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund, will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.You could lose money investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares the Fund’s performance to the performance of the Russell 2000® Value Index. The performance for the Class R4 Shares is based on the performance of the Class I Shares (which are not offered in this prospectus) prior to their inception. The performance for the Class R3 Shares is based on the performance of the Class A Shares (which are not offered in this prospectus) prior to their inception. Prior class performance for Class R3 and Class R4 Shares has been adjusted to reflect differences in expenses between classes. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS — CLASS R6 SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter4th quarter, 202033.49%Worst Quarter1st quarter, 2020-34.62%The Fund’s year-to-date total returnthrough9/30/22was-19.76%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class R6 Shares, and after tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for the Class R6 Shares, and after tax returns for the other classes will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R2 R3 R4 R5 R6 Shares | JPMorgan Small Cap Value Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.49%	[1]
1 Year	rr_ExpenseExampleYear01	$ 152
3 Years	rr_ExpenseExampleYear03	488
5 Years	rr_ExpenseExampleYear05	848
10 Years	rr_ExpenseExampleYear10	$ 1,861
Past 1 Year	rr_AverageAnnualReturnYear01	31.98%
Past 5 Years	rr_AverageAnnualReturnYear05	7.70%
Past 10 Years	rr_AverageAnnualReturnYear10	11.29%
R2 R3 R4 R5 R6 Shares | JPMorgan Small Cap Value Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.24%	[1]
1 Year	rr_ExpenseExampleYear01	$ 126
3 Years	rr_ExpenseExampleYear03	402
5 Years	rr_ExpenseExampleYear05	698
10 Years	rr_ExpenseExampleYear10	$ 1,542
Past 1 Year	rr_AverageAnnualReturnYear01	32.36%
Past 5 Years	rr_AverageAnnualReturnYear05	7.98%
Past 10 Years	rr_AverageAnnualReturnYear10	11.57%
R2 R3 R4 R5 R6 Shares | JPMorgan Small Cap Value Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.99%	[1]
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	556
10 Years	rr_ExpenseExampleYear10	$ 1,234
Past 1 Year	rr_AverageAnnualReturnYear01	32.67%
Past 5 Years	rr_AverageAnnualReturnYear05	8.24%
Past 10 Years	rr_AverageAnnualReturnYear10	11.84%
R2 R3 R4 R5 R6 Shares | JPMorgan Small Cap Value Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.84%	[1]
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	272
5 Years	rr_ExpenseExampleYear05	475
10 Years	rr_ExpenseExampleYear10	$ 1,059
Past 1 Year	rr_AverageAnnualReturnYear01	32.85%
Past 5 Years	rr_AverageAnnualReturnYear05	8.40%
Past 10 Years	rr_AverageAnnualReturnYear10	11.98%
R2 R3 R4 R5 R6 Shares | JPMorgan Small Cap Value Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.74%	[1]
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	241
5 Years	rr_ExpenseExampleYear05	420
10 Years	rr_ExpenseExampleYear10	$ 940
2012	rr_AnnualReturn2012	20.66%
2013	rr_AnnualReturn2013	36.65%
2014	rr_AnnualReturn2014	4.43%
2015	rr_AnnualReturn2015	(7.34%)
2016	rr_AnnualReturn2016	30.48%
2017	rr_AnnualReturn2017	3.40%
2018	rr_AnnualReturn2018	(13.85%)
2019	rr_AnnualReturn2019	19.42%
2020	rr_AnnualReturn2020	6.32%
2021	rr_AnnualReturn2021	33.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.76%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.62%)
Past 1 Year	rr_AverageAnnualReturnYear01	33.00%
Past 5 Years	rr_AverageAnnualReturnYear05	8.51%
Past 10 Years	rr_AverageAnnualReturnYear10	12.09%
R2 R3 R4 R5 R6 Shares | JPMorgan Small Cap Value Fund | Return After Taxes on Distributions | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	27.33%
Past 5 Years	rr_AverageAnnualReturnYear05	6.17%
Past 10 Years	rr_AverageAnnualReturnYear10	10.42%
R2 R3 R4 R5 R6 Shares | JPMorgan Small Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	21.68%
Past 5 Years	rr_AverageAnnualReturnYear05	6.14%
Past 10 Years	rr_AverageAnnualReturnYear10	9.60%
R2 R3 R4 R5 R6 Shares | JPMorgan Small Cap Value Fund | RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)
Risk Return Abstract	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	28.27%
Past 5 Years	rr_AverageAnnualReturnYear05	9.07%
Past 10 Years	rr_AverageAnnualReturnYear10	12.03%

[1]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.49%, 1.24%, 0.99%, 0.84% and 0.74% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/23, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.